Note 17 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial liabilities [text block]
	As of December 31, 2020
[US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 15)	-	3,224	-	3,224
Interest-bearing loans, including interest (Note 15)	-	505	-	505
Other non-current liabilities	-	-	68	68
Current:
Trade and other payables (Note 16)	25,454	-	-	25,454
Lease liabilities (Note 15)	4,914	-	-	4,914
Interest-bearing loans, including interest (Note 15)	337	-	-	337
Other current liabilities (Note 16)	13,040	-	-	13,040
Total financial liabilities, including interest	43,744	3,729	68	47,541
	As of December 31, 2021
[US$ thousands]	Less than 12 months	1 to 3 years	Over 3 years	Total
Non-current:
Lease liabilities (Note 15)	-	1,944	-	1,944
Interest-bearing loans, including interest (Note 15)	-	160	-	160
Other non-current liabilities	-	-	23	23
Current:	-	-	-
Trade and other payables (Note 16)	38,753	-	-	38,753
Lease liabilities (Note 15)	3,482	-	-	3,482
Interest-bearing loans, including interest (Note 15)	7,793	-	-	7,793
Other current liabilities (Note 16)	19,125	-	-	19,125
Total financial liabilities, including interest	69,153	2,104	23	71,280